SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015 vessel
Accounting Policies [Abstract]
Percentage of voting interests acquired	50.00%
Property, Plant and Equipment
Number of vessels	1
Minimum
Property, Plant and Equipment
Drydocking expense reimbursement period (in years)	2 years
Minimum | Assets Held under Capital Leases
Property, Plant and Equipment
Vessel estimated useful life (in years)	40 years
Maximum
Property, Plant and Equipment
Drydocking expense reimbursement period (in years)	5 years